Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of financial liabilities [line items]
Other financial liabilities	¥ 581,096	¥ 578,300
Current liabilities	264,598	276,861
Non-current liabilities	316,498	301,439
Other financial liabilities	581,096	578,300
Lease liabilities [member]
Disclosure of financial liabilities [line items]
Other financial liabilities	326,944	322,923
Other financial liabilities	326,944	322,923
Financial liabilities measured at amortized cost [member]
Disclosure of financial liabilities [line items]
Other financial liabilities	131,675	83,747
Other financial liabilities	131,675	83,747
Financial liabilities measured at fair value through profit or loss [member] | Derivatives [member]
Disclosure of financial liabilities [line items]
Other financial liabilities	122,477	171,630
Other financial liabilities	¥ 122,477	¥ 171,630